Document And Entity Information	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	BROWN & BROWN, INC.
Entity Central Index Key	0000079282
Entity Emerging Growth Company	false
Entity File Number	001-13619
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-0864469
Entity Address, Address Line One	300 North Beach Street
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	(386)
Local Phone Number	252-9601
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BRO
Security Exchange Name	NYSE